VictoryShares International Volatility Wtd ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	112 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.11%
Nasdaq Victory International 500 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.66%	4.24%	3.89%
VictoryShares International Volatility Wtd ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	3.87%	4.65%	[1]
VictoryShares International Volatility Wtd ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.64%	3.65%	4.30%	[1]
VictoryShares International Volatility Wtd ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	3.41%	3.90%	[1]

[1]	Inception date is August 20, 2015.